Related Parties - Sponsor - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Related Party Transaction [Line Items]
Percentage of operating expenses annual fee of net asset value	0.50%	0.50%
Maximum [Member]
Related Party Transaction [Line Items]
Legal fees	$ 100,000	$ 100,000
Sponsor [Member]
Related Party Transaction [Line Items]
Percentage of operating expenses annual fee of net asset value	0.33%	0.33%
SPDR Long Dollar Gold Trust [Member]
Related Party Transaction [Line Items]
Percentage of operating expenses annual fee of net asset value	0.50%	0.50%
SPDR Long Dollar Gold Trust [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Legal fees	$ 100,000	$ 100,000
SPDR Long Dollar Gold Trust [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Percentage of operating expenses annual fee of net asset value	0.33%	0.33%
The Gold Trust [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Legal fees		$ 100,000